SUPPLEMENT DATED JUNE 11, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE

ADJUSTED DEFERRED ANNUITY CONTRACTS

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder DestinationsSM Annuity Prospectus. Please read it carefully and keep it with your Prospectus for future reference.

The first paragraph under the section entitled "Guaranteed Retirement Income Benefit: General" appearing on page 44 of the Prospectus, is hereby modified to read as follows:

"Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued before November 12, 2001. GRIB is not offered on Contracts issued on or after November 12, 2001. We reserve the right to begin offering GRIB at any time."

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This Supplement must be accompanied by or read in conjunction with a current Prospectus dated May 1, 2002 for the Scudder DestinationsSM Variable Annuity.

For use in all states